Noncontrolling and Redeemable Noncontrolling Interests - Changes in Noncontrolling Interests (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Net loss attributable to MDC Partners Inc.	$ 1,003	$ (7,678)	$ (1,752)	$ 4,290	$ (113)	$ (87,872)	$ (16,125)	$ 3,406	$ (29,416)	$ (5,253)	$ (130,007)	$ 241,086
Business acquisitions and step-up transactions, net of tax	(503)				0					1,911	25,550	(9,650)
Change from net income (loss) attributable to MDC Partners Inc. and transfers to noncontrolling interests	(500)				113					3,342	119,867	(243,401)
MDC Partners Inc. Shareholders' Deficit
Noncontrolling Interest [Line Items]
Net loss attributable to MDC Partners Inc.	1,003				(113)						(130,007)	241,086
Business acquisitions and step-up transactions, net of tax	$ (503)				$ 0					$ 1,911	$ 10,140	$ 2,315